Notes to financial information by business unit (Detail)	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [line items]
Percentage of capital expenditure in subsidiaries	100.00%
Hope Downs Joint Venture
Disclosure of operating segments [line items]
Proportion of ownership interest in joint venture (as a percent)	50.00%
Robe river iron associates
Disclosure of operating segments [line items]
Proportion of ownership interest in joint venture (as a percent)	65.00%
Proportion of net beneficial interest	53.00%
Robe river iron associates | Thirty Percent
Disclosure of operating segments [line items]
Net beneficial interest held percentage	30.00%
Net beneficial interest held percentage as owned subsidiary	60.00%
Robe river iron associates | Thirty Five Percentage
Disclosure of operating segments [line items]
Net beneficial interest held percentage	35.00%
Net beneficial interest held percentage as owned subsidiary	100.00%
Diavik
Disclosure of operating segments [line items]
Proportion of ownership interest in joint venture (as a percent)	60.00%
Hamersley
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary	100.00%
Oyu Tolgoi | Turquoise Hill Resources Ltd
Disclosure of operating segments [line items]
Percentage of share class held in subsidiaries	50.80%
Oyu Tolgoi | Turquoise Hill Resources Ltd | Oyo Tolgoi Copper-Gold Mine
Disclosure of operating segments [line items]
Percentage of share class held in subsidiaries	66.00%
Simfer Jersey Limited
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary	53.00%
Simfer Sa
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary	85.00%
Proportion of ownership interests held by non-controlling interests	45.05%
Rio Tinto Fer Et Titane Inc
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary	100.00%
Qit Madagascar Minerals
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary	80.00%
Richards Bay Minerals
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary	74.00%
Argyle
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary	100.00%
Gove Alumina Refinery And Rio Tinto Marine
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary	100.00%